Short-Term Credit And Current Maturities Of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 5,105	$ 4,856
In NIS (Linked To The Prime Rate) [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	3,774	3,795
Annual interest rate, minimum	5.25%
Annual interest rate, maximum	7.00%
In U.S. Dollars [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	110	110
Annual interest rate, minimum	3.81%
Annual interest rate, maximum	4.41%
Current Maturities Of Long-Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 1,221	$ 951